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    As filed with the Securities and Exchange Commission on February 15, 2005

                                                     Registration No.333-120105

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

     [ ] Pre-Effective Amendment No.    [X] Post-Effective Amendment No. 2

                        (Check appropriate box or boxes)

                                  ECLIPSE FUNDS
               (Exact Name of Registrant as Specified in Charter)

                   51 Madison Avenue, New York, New York 10010
               (Address of Principal Executive Offices) (Zip code)

                  Registrant's Telephone Number: (973) 394-4437

                        Marguerite E.H. Morrison, Esq.
                                  NYLIM Center
                              169 Lackawanna Avenue
                          Parsippany, New Jersey 07054
                     (Name and Address of Agent for Service)

                                    Copy to:

                             Sander M. Bieber, Esq.
                                   Dechert LLP
                                1775 I Street, NW
                              Washington, DC 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.


It is proposed that this Registration Statement become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933.

No filing fee is due because an indefinite number of shares have been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

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                                  ECLIPSE FUNDS

                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Eclipse Funds incorporates herein by reference the response to Item 27 disclosed in the Registration Statement on Form N-1A of Eclipse Funds filed with the Commission on September 19, 1986.

ITEM 16. EXHIBITS

(1) (a) Agreement and Declaration of Trust of Eclipse Funds -- Previously filed with the Trust's Initial Registration Statement on September 19, 1986.

(b) Amendment to Agreement and Declaration of Trust of Eclipse Funds. - Previously filed with the Trust's Pre-Effective Amendment No. 1 to Registration Statement No. 33-8865 on January 9, 1987.

      (c) Second Amendment to Agreement and Declaration of Trust of Eclipse Funds. - Previously filed with Post-Effective Amendment No. 17 to the Trust's Registration Statement No. 33-8865 on February 27, 1998.

      (d) Certificate of Designation for Eclipse Funds. - Previously filed with Post-Effective Amendment No. 12 to the Trust's Registration Statement No. 33-8865 on October 13, 1994.

      (e) Certificate of Redesignation for Eclipse Funds. - Previously filed with Post-Effective Amendment No. 19 to the Trust's Registration Statement No. 33-8865 on April 30, 1999.

      (f) Third Amendment to the Declaration of Trust of Eclipse Funds - Previously filed with Post-Effective Amendment No. 23 to the Trust's Registration Statement No. 33-8865 on February 25, 2002.

      (g) Fourth Amendment to the Declaration of Trust - Previously filed with Post-Effective Amendment No. 25 to the Trust's Registration Statement No. 33-8865 on November 6, 2002.

      (h) Fifth Amendment to the Declaration of Trust - Previously filed with Post-Effective Amendment No. 30 to the Trust's Registration Statement No. 33-8865 on December 31, 2003.

      (i) Redesignation of Series of Shares of Beneficial Interest - Previously filed with Post-Effective Amendment No. 30 to the Trust's Registration Statement No. 33-8865 on December 31, 2003.

      (j) Certificate of Termination - Previously filed with Post-Effective Amendment No. 30 to the Trust's Registration Statement No. 33-8865 on December 31, 2003.

(2) By-Laws of Eclipse Funds - Previously filed with the Trust's Registration Statement No. 33-8865 on September 19, 1986.

(3) Not Applicable.

(4) Form of Agreement and Plan of Reorganization - Filed as Exhibit A to the Proxy Statement/Prospectus.

(5) Specimen Certificates for Common Stock - Previously filed with Pre-Effective Amendment No. 2 to Registration Statement No. 33-36962 on December 26, 1990

(6) Management Agreement between Eclipse Funds and New York Life Investment Management LLC with respect to Mid Cap Opportunity Fund (formerly Mid Cap Value
Fund), Small Cap Opportunity Fund (formerly Small Cap Value Fund), and Balanced Fund. - Previously filed with Post-Effective Amendment No. 21 to the Trust's Registration Statement No. 33-8865 on December 29,2000.

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(7) Form of Distribution Agreement between Eclipse Funds and NYLIFE Distributors
Inc. - Previously filed with Post-Effective Amendment No. 21 to the Trust's Registration Statement No. 33-8865 on December 29, 2000

(8) Not Applicable.

(9) Form of Custody Agreement between Eclipse Funds and The Bank of New York - Previously filed with Post-Effective Amendment No. 25 to the Trust's Registration Statement No. 33-8865 on November 6, 2002.

(10)  (a)   Form of Plan of Distribution Pursuant to Rule 12b-1 for Class A
            shares of Eclipse Funds - Previously filed with Post-Effective
            Amendment No. 30 to the Trust's Registration Statement No. 33-8865 on December 31, 2003.

      (b) Form of Plan of Distribution Pursuant to Rule 12b-1 for Class B shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 30 to the Trust's Registration Statement No. 33-8865 on December 31, 2003.

      (c) Form of Plan of Distribution Pursuant to Rule 12b-1 for Class C shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 30 to the Trust's Registration Statement No. 33-8865 on December 31, 2003.

      d) Form of Plan of Distribution Pursuant to Rule 12b-1 for Class R2 shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 30 to the Trust's Registration Statement No. 33-8865 on December 31, 2003.

(11) Opinion and consent of Dechert LLP regarding legality of issuance of shares and other matters - Previously filed as an exhibit to Post-Effective Amendment No. 1 to Eclipse Funds' Registration Statement on Form N-14 filed electronically on December 6, 2004.

(12) Opinion of Dechert LLP regarding tax matters. (filed herewith)

(13) Not Applicable.

(14) (a) Consent of Independent Registered Accounting Firm, KPMG, LLP - Previously filed as an Exhibit to Eclipse Funds' Registration Statement on Form N-14 filed electronically on October 29, 2004.

      (b) Consent of Independent Registered Accounting Firm,
          PricewaterhouseCoopers LLP - Previously filed as an exhibit to Post-Effective Amendment No. 1 to Eclipse Funds' Registration Statement on Form N-14 filed electronically on December 6, 2004.

      (c) Consent of Independent Registered Accounting Firm,
          PricewaterhouseCoopers LLP - Previously filed as an exhibit to Post-Effective Amendment No. 1 to Eclipse Funds' Registration Statement on Form N-14 filed electronically on December 6, 2004.

(15) Not Applicable.

(16) Powers of Attorney - Previously filed with Post-Effective Amendments No. 22 and 24 to the Trust's Registration Statement No. 33-36962 on March 1, 2001 and May 3, 2002, respectively.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the

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      applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

      As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of Registrant in the City of New York and the State of New York on the 15th of February, 2005.

                               ECLIPSE FUNDS
                               By: /s/ Gary E. Wendlandt
                               -----------------------------------
                               Gary E. Wendlandt*
                               President

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

          SIGNATURE                      TITLE                      DATE
--------------------------------------------------------------------------------

/s/ Lawrence Glacken*                   Trustee               February 15, 2005
-----------------------------
Lawrence Glacken

--------------------------------------------------------------------------------
/s/ Robert P. Mulhearn*                 Trustee               February 15, 2005
-----------------------------
Robert P. Mulhearn
--------------------------------------------------------------------------------
/s/ Susan B. Kerley*                    Trustee               February 15, 2005
-----------------------------
Susan B. Kerley
--------------------------------------------------------------------------------
/s/ Peter Meenan                        Trustee               February 15, 2005

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-----------------------------
Peter Meenan**

--------------------------------------------------------------------------------
/s/ Patrick J. Farrell          Treasurer and Chief Financial February 15, 2005
-----------------------------   and Accounting Officer
Patrick J. Farrell
--------------------------------------------------------------------------------

By: /s/ Patrick J. Farrell                                    February 15, 2005
-----------------------------
Patrick J. Farrell
as Attorney-in-Fact

--------------------------------------------------------------------------------
By: /s/ Patrick J. Farrell                                    February 15, 2005
-----------------------------
Patrick J. Farrell
as Attorney-in-Fact
--------------------------------------------------------------------------------

*Pursuant to Powers of Attorney filed on March 1, 2001 as a part of Post-Effective Amendment No. 22 to the Trust's Registration Statement.

**Pursuant to Powers of Attorney filed on May 3, 2002 as a part of Post-Effective Amendment No. 24 to the Trust's Registration Statement.

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                                INDEX OF EXHIBITS

(12) Opinion of Dechert LLP regarding tax matters.